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September 11, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Legacy Builder Variable Life Separate Account
         Legacy Builder Plus
         File No. 811-9115, CIK 0001074342
         Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Legacy Builder Variable Life Separate Account, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual report for the following underlying management investment companies:
AEGON/Transamerica Series Fund, Inc., AIM Variable Insurance Funds - Series 1 Shares, Dreyfus Stock Index Fund - Initial Class, Dreyfus Variable Investment Fund, MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, Variable Insurance Products Fund - Service Class 2. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following semi-annual reports were filed with the Commission via EDGAR on the dates indicated:

..   AEGON/Transamerica Series Fund, Inc.(CIK: 0000778207) filed August 26, 2002
..   AIM Variable Insurance Funds - Series 1 Shares (CIK: 0000896435) filed
    August 16, 2002
..   Dreyfus Stock Index Fund - Initial Class (CIK 0000846800) filed August 21,
    2002
..   Dreyfus Variable Investment Fund (CIK: 0000813383) filed August 28, 2002
..   MFS(R)Variable Insurance Trust(SM) (CIK: 0000918571) filed August 16, 2002
..   Oppenheimer Variable Account Funds (CIK: 0000752737) filed August 26, 2002
..   Variable Insurance Products Fund (CIK: 0000356494) filed August 20, 2002


To the extent necessary, these filing are incorporated herein by reference.

Very truly yours,

/s/ Brenda D. Sneed

Brenda D. Sneed
Assistant General Counsel